Items held at fair value and remeasurements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Gains Losses Abstract
Summary of Gains/(Losses) on Items Held at Fair Value and Remeasurements

Included within gains/(losses) on items held at fair value and remeasurements are (in thousands):

	2018	2019	2020
Change on remeasurement of put and call option liabilities	$-	$43,247	$(288,853)
Change in fair value of convertible note embedded derivatives	-	-	(2,354,720)
Change in fair value of acquisition related consideration	-	(21,526)	-
Gains/(losses) on items held at fair value and remeasurements	$-	$21,721	$(2,643,573)